Capital Stock - Summary of Stock Option Activities (Details)	0 Months Ended		12 Months Ended
	May 15, 2012 CAD	Apr. 14, 2011	Feb. 28, 2013 USD ($)	Feb. 29, 2012 USD ($)
Equity [Abstract]
Number of options Outstanding Beginning			2,025,000	3,250,000
Number of options Granted	25,000	400,000	25,000	400,000
Number of options Re-priced	2,025,000		(2,025,000)
Number of options Re-priced One			2,025,000
Number of options Expired/forfeited			(1,700,000)	(1,625,000)
Number of options Outstanding Ending			350,000	2,025,000
Number of options Exercisable			87,500
Weighted average exercise price Outstanding Beginning			$ 0.10	$ 0.22
Weighted average exercise price Granted			$ 0.05	$ 0.10
Weighted average exercise price Re-priced			$ 0.10
Weighted average exercise price Re-priced One	0.05		$ 0.05
Weighted average exercise price Expired/forfeited			$ 0.05	$ 0.34
Weighted average exercise price Outstanding Ending			$ 0.05	$ 0.10
Weighted average exercise price Exercisable			$ 0.05
Weighted average fair value of stock options granted during the period			$ 0.05